Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
January 31, 2025

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT1-0425
1.9867762.109
Common Stocks - 97.4%
	Shares	Value ($)
BRAZIL - 4.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	288,900	2,564,188
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	593,000	1,583,958
TOTAL COMMUNICATION SERVICES		4,148,146

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	704,449	2,032,325
Consumer Staples - 0.2%
Beverages - 0.1%
Ambev SA	3,305,998	6,279,306
Consumer Staples Distribution & Retail - 0.1%
Raia Drogasil SA	901,460	3,253,188
Food Products - 0.0%
BRF SA	352,900	1,321,854
Personal Care Products - 0.0%
Natura & Co Holding SA	630,826	1,362,244
TOTAL CONSUMER STAPLES		12,216,592

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Cosan SA	849,524	1,125,129
Petroleo Brasileiro SA	3,099,600	19,990,234
Petroleo Brasileiro SA	2,632,908	18,764,490
PRIO SA/Brazil (b)	562,000	3,941,852
Ultrapar Participacoes SA	502,738	1,422,864
		45,244,569
Financials - 1.7%
Banks - 1.3%
Banco Bradesco SA	1,118,112	2,108,400
Banco Bradesco SA	3,714,488	7,684,424
Banco do Brasil SA	1,200,210	5,684,724
Inter & Co Inc Class A	169,194	884,885
Itau Unibanco Holding SA	3,387,671	19,598,935
Itausa SA	3,980,815	6,491,588
NU Holdings Ltd/Cayman Islands Class A (b)	2,060,153	27,276,427
		69,729,383
Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	3,796,540	7,269,493
Banco BTG Pactual SA unit	824,700	4,596,210
XP Inc Class A	259,800	3,546,270
		15,411,973
Financial Services - 0.0%
StoneCo Ltd Class A (b)	175,823	1,612,297
Insurance - 0.1%
BB Seguridade Participacoes SA	488,758	3,223,233
Caixa Seguridade Participacoes S/A	419,300	1,053,263
		4,276,496
TOTAL FINANCIALS		91,030,149

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos S/A (b)(c)(d)	3,432,043	1,421,197
Rede D'Or Sao Luiz SA (c)(d)	560,817	2,682,187
		4,103,384
Pharmaceuticals - 0.0%
Hypera SA	266,300	832,977
TOTAL HEALTH CARE		4,936,361

Industrials - 0.4%
Aerospace & Defense - 0.1%
Embraer SA (b)	491,900	5,025,013
Electrical Equipment - 0.2%
WEG SA	1,174,080	11,057,634
Ground Transportation - 0.1%
Localiza Rent a Car SA	643,758	3,400,520
Rumo SA	908,800	2,861,358
		6,261,878
Transportation Infrastructure - 0.0%
CCR SA	705,412	1,355,529
TOTAL INDUSTRIALS		23,700,054

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	389,100	2,267,733
Materials - 0.6%
Containers & Packaging - 0.0%
Klabin SA unit	575,400	2,209,423
Metals & Mining - 0.5%
Cia Siderurgica Nacional SA	465,800	724,518
Gerdau SA	971,292	2,861,996
Vale SA	2,380,973	22,069,851
		25,656,365
Paper & Forest Products - 0.1%
Suzano SA	486,112	5,187,978
TOTAL MATERIALS		33,053,766

Utilities - 0.4%
Electric Utilities - 0.3%
Centrais Eletricas Brasileiras SA	826,297	5,102,807
Centrais Eletricas Brasileiras SA Series B	186,205	1,264,934
Cia Energetica de Minas Gerais	1,265,618	2,373,555
Cia Paranaense de Energia - Copel Series B	765,000	1,269,753
CPFL Energia SA	160,400	943,618
Energisa S/A unit	171,200	1,161,830
Equatorial Energia SA	827,656	4,269,955
Equatorial Energia SA rights 2/13/2025 (b)	2,837	2,306
		16,388,758
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	141,420	890,521
Water Utilities - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	334,500	5,412,970
TOTAL UTILITIES		22,692,249

TOTAL BRAZIL		241,321,944
CHILE - 0.4%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Falabella SA	613,374	2,326,181
Specialty Retail - 0.0%
Empresas Copec SA	272,863	1,825,392
TOTAL CONSUMER DISCRETIONARY		4,151,573

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	893,524	2,277,307
Financials - 0.2%
Banks - 0.2%
Banco de Chile	31,772,650	3,936,842
Banco de Credito e Inversiones SA	61,191	1,871,786
Banco Santander Chile	46,158,573	2,385,809
		8,194,437
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	105,677,146	1,600,940
Materials - 0.1%
Chemicals - 0.1%
Sociedad Quimica y Minera de Chile SA Class B	99,960	3,948,874
Paper & Forest Products - 0.0%
Empresas Cmpc SA	787,903	1,344,632
TOTAL MATERIALS		5,293,506

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	14,894,057	1,340,146
Enel Chile SA	19,363,802	1,150,892
		2,491,038
TOTAL CHILE		24,008,801
CHINA - 27.4%
Communication Services - 5.8%
Diversified Telecommunication Services - 0.1%
China Tower Corp Ltd H Shares (c)(d)	30,997,000	4,455,478
Entertainment - 0.7%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	85,500	176,480
China Ruyi Holdings Ltd (b)(e)	4,376,000	1,398,406
Kingsoft Corp Ltd	654,600	3,284,803
Mango Excellent Media Co Ltd A Shares (China)	79,470	305,719
Netease Inc	1,352,120	27,793,099
Tencent Music Entertainment Group Class A ADR	525,269	6,292,723
		39,251,230
Interactive Media & Services - 5.0%
Autohome Inc Class A ADR	46,533	1,303,855
Baidu Inc A Shares (b)	1,594,774	18,031,282
Bilibili Inc Z Shares (b)	162,401	2,723,569
Kanzhun Ltd ADR (b)	185,736	2,676,456
Kuaishou Technology B Shares (b)(c)(d)	1,872,600	10,117,745
Kunlun Tech Co Ltd A Shares (China)	51,900	265,795
Tencent Holdings Ltd	4,542,200	238,988,844
		274,107,546
Media - 0.0%
China Literature Ltd (b)(c)(d)	285,700	956,990
Focus Media Information Technology Co Ltd A Shares (China)	621,940	567,520
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	95,800	149,181
		1,673,691
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	1,323,900	894,763
TOTAL COMMUNICATION SERVICES		320,382,708

Consumer Discretionary - 8.6%
Automobile Components - 0.1%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	27,120	171,516
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	11,000	200,163
Fuyao Glass Industry Group Co Ltd A Shares (China)	82,900	683,889
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	425,600	2,867,593
Huayu Automotive Systems Co Ltd A Shares (China)	122,400	284,303
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	23,400	351,378
Ningbo Tuopu Group Co Ltd A Shares (China)	71,115	646,047
Sailun Group Co Ltd A Shares (China)	139,700	295,903
Shandong Linglong Tyre Co Ltd A Shares (China)	60,300	151,019
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	89,500	210,325
		5,862,136
Automobiles - 1.2%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	91,800	518,872
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	234,900	258,085
BYD Co Ltd A Shares (China)	73,000	2,776,336
BYD Co Ltd H Shares	732,800	25,750,862
Chongqing Changan Automobile Co Ltd A Shares (China)	351,274	610,355
Geely Automobile Holdings Ltd	4,225,517	7,754,834
Great Wall Motor Co Ltd A Shares (China)	101,600	349,838
Great Wall Motor Co Ltd H Shares	1,628,000	2,645,116
Guangzhou Automobile Group Company Ltd H Shares (e)	744,200	291,304
Li Auto Inc A Shares (b)	864,636	10,176,703
NIO Inc A Shares (b)(e)	1,018,689	4,408,119
SAIC Motor Corp Ltd A Shares (China)	322,400	764,620
Seres Group Co Ltd A Shares (China)	63,400	1,168,680
XPeng Inc A Shares (b)	867,550	6,593,254
Yadea Group Holdings Ltd (c)(d)	871,430	1,440,473
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(c)(d)	351,700	1,455,656
		66,963,107
Broadline Retail - 4.3%
Alibaba Group Holding Ltd	11,388,116	139,692,152
JD.com Inc A Shares	1,727,550	35,139,783
MINISO Group Holding Ltd A Shares (e)	264,284	1,522,547
PDD Holdings Inc Class A ADR (b)	485,566	54,339,691
Vipshop Holdings Ltd Class A ADR	239,069	3,435,422
		234,129,595
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	231,300	411,836
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc	1,029,410	5,014,379
TAL Education Group Class A ADR (b)	288,458	3,527,841
		8,542,220
Hotels, Restaurants & Leisure - 2.2%
H World Group Ltd ADR	142,445	4,578,182
Haidilao International Holding Ltd (c)(d)	1,170,000	2,177,261
Meituan B Shares (b)(c)(d)	3,462,320	65,896,804
Tongcheng Travel Holdings Ltd (c)	894,800	2,246,216
TravelSky Technology Ltd H Shares	654,000	803,241
Trip.com Group Ltd (b)	432,543	30,379,286
Yum China Holdings Inc	267,046	12,350,878
		118,431,868
Household Durables - 0.2%
Beijing Roborock Technology Co Ltd A Shares (China)	7,805	247,677
Ecovacs Robotics Co Ltd A Shares (China)	22,800	134,789
Gree Electric Appliances Inc of Zhuhai A Shares (China)	118,300	735,115
Haier Smart Home Co Ltd A Shares (China)	257,900	990,391
Haier Smart Home Co Ltd H Shares	1,703,000	5,632,774
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	46,500	207,068
Hisense Home Appliances Group Co Ltd A Shares (China)	41,700	183,387
Hisense Home Appliances Group Co Ltd H Shares	238,000	824,703
Midea Group Co Ltd A Shares (China)	122,800	1,255,248
Midea Group Co Ltd H Shares (e)	235,000	2,258,949
Oppein Home Group Inc A Shares (China)	21,480	194,424
Zhejiang Supor Co Ltd A Shares (China)	23,500	172,499
		12,837,024
Specialty Retail - 0.1%
China Tourism Group Duty Free Corp Ltd A Shares (China)	82,200	692,725
Chow Tai Fook Jewellery Group Ltd	1,399,200	1,258,793
HLA Group Corp Ltd A Shares (China)	213,400	259,247
Pop Mart International Group Ltd (c)(d)	375,600	4,531,168
Zhongsheng Group Holdings Ltd	579,600	913,447
		7,655,380
Textiles, Apparel & Luxury Goods - 0.3%
ANTA Sports Products Ltd	890,400	9,433,197
Bosideng International Holdings Ltd	2,714,000	1,306,164
Li Ning Co Ltd	1,628,000	3,347,137
Shenzhou International Group Holdings Ltd	578,400	4,353,644
		18,440,142
TOTAL CONSUMER DISCRETIONARY		473,273,308

Consumer Staples - 1.1%
Beverages - 0.6%
Anhui Gujing Distillery Co Ltd A Shares (China)	23,200	534,326
Anhui Gujing Distillery Co Ltd B Shares	69,257	1,005,984
Anhui Yingjia Distillery Co Ltd A Shares (China)	26,200	202,787
Beijing Yanjing Brewery Co Ltd A Shares (China)	109,100	170,981
China Resources Beer Holdings Co Ltd	1,135,144	3,441,472
Chongqing Brewery Co Ltd A Shares (China)	18,600	142,604
Eastroc Beverage Group Co Ltd A Shares (China)	18,310	614,644
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	53,400	321,621
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	63,600	690,306
Kweichow Moutai Co Ltd A Shares (China)	52,700	10,489,465
Luzhou Laojiao Co Ltd A Shares (China)	61,700	989,797
Nongfu Spring Co Ltd H Shares (c)(d)(e)	1,408,800	6,608,355
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	51,360	1,226,523
Tsingtao Brewery Co Ltd A Shares (China)	28,000	269,687
Tsingtao Brewery Co Ltd H Shares	438,000	2,686,944
Wuliangye Yibin Co Ltd A Shares (China)	163,100	2,881,604
		32,277,100
Consumer Staples Distribution & Retail - 0.1%
Alibaba Health Information Technology Ltd (b)(e)	3,943,000	1,826,798
JD Health International Inc (b)(c)(d)	781,400	3,214,091
Yifeng Pharmacy Chain Co Ltd A Shares (China)	47,364	149,523
		5,190,412
Food Products - 0.3%
Angel Yeast Co Ltd A Shares (China)	40,300	192,893
Anjoy Foods Group Co Ltd A Shares (China)	11,400	119,082
China Feihe Ltd (c)(d)	2,538,000	1,736,103
China Huishan Dairy Holdings Co Ltd (b)(f)	2,302,000	2
China Mengniu Dairy Co Ltd	2,197,000	4,364,733
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	194,976	1,108,366
Guangdong Haid Group Co Ltd A Shares (China)	70,400	483,892
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	60,200	183,551
Heilongjiang Agriculture Co Ltd A Shares (China)	88,900	174,927
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	146,600	533,665
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	267,600	1,032,905
Muyuan Foods Co Ltd A Shares (China)	229,954	1,185,194
New Hope Liuhe Co Ltd A Shares (China) (b)	173,900	209,071
Tingyi Cayman Islands Holding Corp	1,379,000	2,098,967
Want Want China Holdings Ltd	3,305,418	2,010,765
Wens Foodstuff Group Co Ltd A Shares (China)	286,100	638,648
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	68,700	291,504
		16,364,268
Personal Care Products - 0.1%
Bloomage Biotechnology Corp Ltd A Shares (China)	18,460	123,664
Giant Biogene Holding Co ltd (c)(d)	216,000	1,605,052
Hengan International Group Co Ltd	444,400	1,214,815
		2,943,531
Tobacco - 0.0%
Smoore International Holdings Ltd (c)(d)(e)	1,297,000	2,090,673
TOTAL CONSUMER STAPLES		58,865,984

Energy - 0.8%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	1,270,000	1,142,558
CNOOC Energy Technology & Services Ltd A Shares (China)	303,100	175,674
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	45,300	259,888
		1,578,120
Oil, Gas & Consumable Fuels - 0.8%
China Coal Energy Co Ltd H Shares	1,437,000	1,648,735
China Merchants Energy Shipping Co Ltd A Shares (China)	316,800	303,339
China Petroleum & Chemical Corp A Shares (China)	1,333,700	1,121,156
China Petroleum & Chemical Corp H Shares	17,062,704	9,372,345
China Shenhua Energy Co Ltd A Shares (China)	269,085	1,485,464
China Shenhua Energy Co Ltd H Shares	2,372,202	9,544,339
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	156,800	267,712
COSCO SHIPPING Energy Transportation Co Ltd H Shares (e)	888,000	811,427
Guanghui Energy Co Ltd A Shares (China)	259,600	218,443
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	90,700	253,673
Inner Mongolia Yitai Coal Co Ltd B Shares	744,290	1,545,885
PetroChina Co Ltd A Shares (China)	1,280,600	1,464,638
PetroChina Co Ltd H Shares	14,187,790	10,906,822
Pingdingshan Tianan Coal Mining Co Ltd A Shares (China)	101,200	126,155
Shaanxi Coal Industry Co Ltd A Shares (China)	407,800	1,224,031
Shan Xi Hua Yang Group New Energy Co Ltd A Shares (China)	150,550	140,855
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	257,790	263,856
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	119,900	208,373
Yankuang Energy Group Co Ltd A Shares (China)	188,400	350,105
Yankuang Energy Group Co Ltd H Shares	2,319,200	2,449,597
		43,706,950
TOTAL ENERGY		45,285,070

Financials - 5.0%
Banks - 3.3%
Agricultural Bank of China Ltd A Shares (China)	3,429,900	2,443,899
Agricultural Bank of China Ltd H Shares	19,514,297	10,718,976
Bank of Beijing Co Ltd A Shares (China)	886,825	733,646
Bank of Changsha Co Ltd A Shares (China)	180,700	230,480
Bank of Chengdu Co Ltd A Shares (China)	164,400	390,619
Bank of China Ltd A Shares (China)	1,114,000	838,132
Bank of China Ltd H Shares	50,260,464	25,930,398
Bank of Communications Co Ltd A Shares (China)	1,574,600	1,577,142
Bank of Communications Co Ltd H Shares	6,220,176	5,021,229
Bank of Hangzhou Co Ltd A Shares (China)	254,000	518,314
Bank of Jiangsu Co Ltd A Shares (China)	752,043	1,031,804
Bank of Nanjing Co Ltd A Shares (China)	442,200	652,458
Bank of Ningbo Co Ltd A Shares (China)	272,120	993,113
Bank of Shanghai Co Ltd A Shares (China)	591,980	760,273
Bank of Suzhou Co Ltd A Shares (China)	174,700	191,465
China CITIC Bank Corp Ltd H Shares	6,243,051	4,454,801
China Construction Bank Corp A Shares (China)	719,500	848,211
China Construction Bank Corp H Shares	66,801,000	54,356,996
China Everbright Bank Co Ltd A Shares (China)	1,548,400	828,633
China Everbright Bank Co Ltd H Shares	2,790,000	1,088,515
China Merchants Bank Co Ltd A Shares (China)	906,300	5,101,157
China Merchants Bank Co Ltd H Shares	2,687,421	14,709,956
China Minsheng Banking Corp Ltd A Shares (China)	829,400	475,967
China Minsheng Banking Corp Ltd H Shares	5,566,561	2,650,438
China Zheshang Bank Co Ltd A Shares (China)	993,650	398,120
Chongqing Rural Commercial Bank Co Ltd A Shares (China)	374,200	312,282
CNPC Capital Co Ltd A Shares (China)	357,700	324,214
Huaxia Bank Co Ltd A Shares (China)	556,158	583,909
Industrial & Commercial Bank of China Ltd A Shares (China)	2,732,400	2,573,299
Industrial & Commercial Bank of China Ltd H Shares	48,416,000	32,870,115
Industrial Bank Co Ltd A Shares (China)	872,600	2,451,830
Ping An Bank Co Ltd A Shares (China)	816,100	1,294,931
Postal Savings Bank of China Co Ltd A Shares (China)	753,300	563,530
Postal Savings Bank of China Co Ltd H Shares (c)(d)	6,163,000	3,670,006
Shanghai Pudong Development Bank Co Ltd A Shares (China)	1,232,609	1,816,073
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	406,900	469,499
		183,874,430
Capital Markets - 0.5%
BOC International China Co Ltd A Shares (China)	109,400	157,888
Caitong Securities Co Ltd A Shares (China)	226,200	238,895
Capital Securities Co Ltd A Shares (China)	79,700	217,794
Changjiang Securities Co Ltd A Shares (China)	213,700	188,449
China Galaxy Securities Co Ltd A Shares (China)	322,400	622,763
China Galaxy Securities Co Ltd H Shares	2,417,500	2,187,320
China Great Wall Securities Co Ltd A Shares (China)	158,500	169,882
China International Capital Corp Ltd A Shares (China)	140,100	603,266
China International Capital Corp Ltd H Shares (c)(d)	1,025,000	1,691,693
China Merchants Securities Co Ltd A Shares (China)	310,050	772,219
CITIC Securities Co Ltd A Shares (China)	534,500	1,991,013
CITIC Securities Co Ltd H Shares	1,071,590	2,901,802
CSC Financial Co Ltd A Shares (China)	181,100	595,809
Dongxing Securities Co Ltd A Shares (China)	128,700	188,989
East Money Information Co Ltd A Shares (China)	662,608	2,106,426
Everbright Securities Co Ltd A Shares (China)	168,358	394,732
Founder Securities Co Ltd A Shares (China)	359,900	389,024
GF Securities Co Ltd A Shares (China)	254,500	545,148
Guolian Securities Co Ltd A Shares (China)	90,900	138,053
Guosen Securities Co Ltd A Shares (China)	271,000	386,979
Guotai Junan Securities Co Ltd A Shares (China)	312,100	766,159
Guoyuan Securities Co Ltd A Shares (China)	169,170	185,687
Haitong Securities Co Ltd A Shares (China)	376,000	550,424
Haitong Securities Co Ltd H Shares (e)	1,964,400	1,711,813
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	22,600	880,287
Huatai Securities Co Ltd A Shares (China)	297,700	700,644
Huatai Securities Co Ltd H Shares (c)(d)	914,600	1,563,479
Industrial Securities Co Ltd A Shares (China)	400,770	331,366
Nanjing Securities Co Ltd A Shares (China)	138,800	161,658
Orient Securities Co Ltd/China A Shares (China)	328,539	442,465
SDIC Capital Co Ltd A Shares (China)	252,100	247,660
Shenwan Hongyuan Group Co Ltd A Shares (China)	957,800	664,398
Sinolink Securities Co Ltd A Shares (China)	145,400	165,745
SooChow Securities Co Ltd A Shares (China)	194,460	202,443
Southwest Securities Co Ltd A Shares (China)	264,700	159,915
Tianfeng Securities Co Ltd A Shares (China) (b)	356,300	202,216
Western Securities Co Ltd A Shares (China)	177,800	188,031
Zheshang Securities Co Ltd A Shares (China)	166,400	260,052
Zhongtai Securities Co Ltd A Shares (China)	272,000	233,881
		26,106,467
Consumer Finance - 0.1%
Qifu Technology Inc Class A ADR	81,470	3,250,653
Financial Services - 0.0%
Far East Horizon Ltd	1,359,000	999,380
Insurance - 1.1%
China Life Insurance Co Ltd A Shares (China)	109,900	618,115
China Life Insurance Co Ltd H Shares	5,221,747	9,636,767
China Pacific Insurance Group Co Ltd A Shares (China)	314,400	1,408,780
China Pacific Insurance Group Co Ltd H Shares	1,804,628	5,361,612
China Taiping Insurance Holdings Co Ltd	1,005,655	1,494,563
New China Life Insurance Co Ltd A Shares (China)	130,300	861,902
New China Life Insurance Co Ltd H Shares	562,800	1,755,161
People's Insurance Co Group of China Ltd/The A Shares (China)	364,900	361,616
People's Insurance Co Group of China Ltd/The H Shares	6,167,552	3,150,304
PICC Property & Casualty Co Ltd H Shares	4,823,568	7,824,780
Ping An Insurance Group Co of China Ltd A Shares (China)	445,096	3,139,541
Ping An Insurance Group Co of China Ltd H Shares	4,695,141	26,436,857
		62,049,998
TOTAL FINANCIALS		276,280,928

Health Care - 0.9%
Biotechnology - 0.3%
Akeso Inc (b)(c)(d)(e)	424,000	3,311,182
Beigene Ltd H Shares (b)	486,932	8,455,248
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	76,060	219,318
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	45,912	431,790
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	101,150	337,916
Hualan Biological Engineering Inc A Shares (China)	67,270	147,110
Imeik Technology Development Co Ltd A Shares (China)	12,740	300,735
Innovent Biologics Inc (b)(c)(d)	858,500	3,641,400
Shanghai RAAS Blood Products Co Ltd A Shares (China)	252,000	242,836
		17,087,535
Health Care Equipment & Supplies - 0.1%
Autobio Diagnostics Co Ltd A Shares (China)	21,900	121,433
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	39,000	193,148
Shandong Weigao Group Medical Polymer Co Ltd H Shares	1,743,600	1,087,526
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	34,863	600,407
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	51,000	1,643,179
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	33,400	285,956
		3,931,649
Health Care Providers & Services - 0.1%
Aier Eye Hospital Group Co Ltd A Shares (China)	388,399	663,669
China National Medicines Corp Ltd A Shares (China)	27,800	123,955
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	53,100	197,388
Huadong Medicine Co Ltd A Shares (China)	77,000	370,846
Jointown Pharmaceutical Group Co Ltd A Shares (China)	188,765	130,107
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	144,500	402,296
Shanghai Pharmaceuticals Holding Co Ltd H Shares	434,609	689,404
Sinopharm Group Co Ltd H Shares	939,400	2,477,531
		5,055,196
Life Sciences Tools & Services - 0.2%
Genscript Biotech Corp (b)(e)	820,000	1,123,936
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	14,300	96,981
Pharmaron Beijing Co Ltd A Shares (China)	63,300	218,136
Wuxi Apptec Co Ltd A Shares (China)	92,484	708,700
Wuxi Apptec Co Ltd H Shares (c)(d)	229,068	1,622,782
Wuxi Biologics Cayman Inc (b)(c)(d)	2,471,000	5,841,428
		9,611,963
Pharmaceuticals - 0.2%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	13,160	135,773
Beijing Tong Ren Tang Co Ltd A Shares (China)	58,658	299,706
Changchun High-Tech Industry Group Co Ltd A Shares (China)	15,600	200,908
China Resources Pharmaceutical Group Ltd (c)(d)	1,320,500	886,333
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	54,470	333,054
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	59,520	236,698
CSPC Pharmaceutical Group Ltd	5,727,608	3,278,421
Dong-E-E-Jiao Co Ltd A Shares (China)	25,100	210,814
Hansoh Pharmaceutical Group Co Ltd (c)(d)	830,000	1,904,593
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	42,400	161,730
Humanwell Healthcare Group Co Ltd A Shares (China)	63,000	189,223
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	268,558	1,659,241
Jiangsu Nhwa Pharmaceutical Co Ltd A Shares (China)	38,800	123,206
Kangmei Pharmaceutical Co Ltd rights (b)(f)	16,265	0
Shanghai Fosun Pharmaceutical Group Co Ltd A Shares (China)	104,100	342,181
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	1,000	1,679
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	42,200	173,887
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	64,060	120,529
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	68,200	265,290
Yunnan Baiyao Group Co Ltd A Shares (China)	78,460	628,361
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	25,000	700,633
Zhejiang Huahai Pharmaceutical Co Ltd A Shares (China)	71,190	152,622
		12,004,882
TOTAL HEALTH CARE		47,691,225

Industrials - 1.3%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	53,900	146,372
AECC Aviation Power Co Ltd A Shares (China)	115,000	594,552
AviChina Industry & Technology Co Ltd H Shares	1,738,000	807,449
AVICOPTER PLC A Shares (China)	33,600	167,710
Kuang-Chi Technologies Co Ltd A Shares (China)	90,700	510,860
		2,226,943
Air Freight & Logistics - 0.2%
JD Logistics Inc (b)(c)(d)	1,390,500	2,380,584
SF Holding Co Ltd A Shares (China)	202,600	1,102,438
YTO Express Group Co Ltd A Shares (China)	146,300	277,423
ZTO Express Cayman Inc A Shares	295,844	5,664,143
		9,424,588
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	66,200	286,530
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	35,200	137,873
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	62,530	174,941
		312,814
Construction & Engineering - 0.2%
China Communications Services Corp Ltd H Shares	1,668,000	946,183
China Energy Engineering Corp Ltd A Shares (China)	1,431,500	445,296
China National Chemical Engineering Co Ltd A Shares (China)	279,508	287,884
China Railway Group Ltd A Shares (China)	1,054,100	863,150
China Railway Group Ltd H Shares	2,582,000	1,245,950
China State Construction Engineering Corp Ltd A Shares (China)	1,731,640	1,351,014
China State Construction International Holdings Ltd	1,409,500	2,065,798
Metallurgical Corp of China Ltd A Shares (China)	696,900	299,125
Power Construction Corp of China Ltd A Shares (China)	735,700	517,055
Sichuan Road and Bridge Group Co Ltd A Shares (China)	245,560	243,686
Sinoma International Engineering Co A Shares (China)	120,000	158,685
		8,423,826
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	200,200	201,778
CNGR Advanced Material Co Ltd A Shares (China)	36,220	169,346
Contemporary Amperex Technology Co Ltd A Shares (China)	184,820	6,601,644
Dongfang Electric Corp Ltd A Shares (China)	107,900	222,784
Eve Energy Co Ltd A Shares (China)	85,874	506,135
GEM Co Ltd A Shares (China)	249,000	218,627
Ginlong Technologies Co Ltd A Shares (China)	15,700	110,341
Goldwind Science & Technology Co Ltd A Shares (China)	133,100	176,789
Goneo Group Co Ltd A Shares (China)	24,455	240,861
Gotion High-Tech Co Ltd A Shares (China)	82,900	237,127
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	144,900	273,536
NARI Technology Co Ltd A Shares (China)	329,475	1,051,661
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	26,800	195,700
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	59,900	251,784
Shanghai Electric Group Co Ltd A Shares (China) (b)	531,900	533,433
Sieyuan Electric Co Ltd A Shares (China)	32,900	367,124
Sungrow Power Supply Co Ltd A Shares (China)	87,220	868,702
Sunwoda Electronic Co Ltd A Shares (China)	72,900	215,777
TBEA Co Ltd A Shares (China)	228,700	377,752
Zhejiang Chint Electrics Co Ltd A Shares (China)	97,400	298,010
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	71,915	291,133
		13,410,044
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	2,064,300	1,629,845
Daqin Railway Co Ltd A Shares (China)	761,400	700,168
		2,330,013
Industrial Conglomerates - 0.1%
CITIC Ltd	4,067,941	4,573,360
Fosun International Ltd	1,720,454	938,401
		5,511,761
Machinery - 0.4%
Airtac International Group	97,926	2,535,943
China CSSC Holdings Ltd A Shares (China)	188,400	874,227
CRRC Corp Ltd A Shares (China)	1,109,600	1,142,855
CRRC Corp Ltd H Shares	2,889,000	1,835,310
FAW Jiefang Group Co Ltd A Shares (China)	116,100	126,154
Haitian International Holdings Ltd	447,000	1,184,634
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	56,676	486,443
Ningbo Deye Technology Co Ltd A Shares (China)	27,224	319,119
Sany Heavy Industry Co Ltd A Shares (China)	357,600	796,254
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	35,500	253,916
Shenzhen Inovance Technology Co Ltd A Shares (China)	56,500	471,275
Sinotruk Hong Kong Ltd	483,000	1,404,016
Tian Di Science & Technology Co Ltd A Shares (China)	170,100	141,099
Weichai Power Co Ltd A Shares (China)	269,200	536,786
Weichai Power Co Ltd H Shares	1,381,000	2,392,677
XCMG Construction Machinery Co Ltd A Shares (China)	498,700	526,788
Yutong Bus Co Ltd A Shares (China)	86,500	340,574
Zhejiang Dingli Machinery Co Ltd A Shares (China)	22,640	211,417
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	73,500	311,092
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	38,900	248,190
Zhuzhou CRRC Times Electric Co Ltd H Shares	337,527	1,301,697
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	329,700	333,541
		17,774,007
Marine Transportation - 0.1%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	623,120	1,231,099
COSCO SHIPPING Holdings Co Ltd H Shares	1,892,300	2,841,401
		4,072,500
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	497,500	513,937
China Eastern Airlines Corp Ltd A Shares (China) (b)	737,700	395,593
China Southern Airlines Co Ltd A Shares (China) (b)	485,300	414,372
Hainan Airlines Holding Co Ltd A Shares (China) (b)	1,793,000	403,878
Juneyao Airlines Co Ltd A Shares (China)	86,600	158,556
Spring Airlines Co Ltd A Shares (China)	37,900	282,251
		2,168,587
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (c)(d)	145,600	1,092,201
Shanxi Coal International Energy Group Co Ltd A Shares (China)	79,100	120,714
Xiamen C & D Inc A Shares (China)	121,625	161,288
		1,374,203
Transportation Infrastructure - 0.1%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	239,200	424,044
China Merchants Port Holdings Co Ltd	880,242	1,482,151
Jiangsu Expressway Co Ltd H Shares	854,000	943,665
Liaoning Port Co Ltd A Shares (China)	911,500	200,150
Shanghai International Airport Co Ltd A Shares (China)	58,100	266,795
Zhejiang Expressway Co Ltd H Shares	1,133,359	814,540
		4,131,345
TOTAL INDUSTRIALS		71,447,161

Information Technology - 2.2%
Communications Equipment - 0.1%
BYD Electronic International Co Ltd	552,000	2,996,651
Guangzhou Haige Communications Group Inc Co A Shares (China)	97,100	138,668
Hengtong Optic-electric Co Ltd A Shares (China)	104,500	226,293
Suzhou TFC Optical Communication Co Ltd A Shares (China)	23,340	324,897
Yealink Network Technology Corp Ltd A Shares (China)	53,770	305,627
Zhongji Innolight Co Ltd A Shares (China)	47,160	748,212
ZTE Corp A Shares (China)	152,000	840,440
ZTE Corp H Shares	556,200	1,934,448
		7,515,236
Electronic Equipment, Instruments & Components - 0.4%
Aac Technologies Holdings Inc	545,133	2,798,460
Accelink Technologies Co Ltd A Shares (China)	31,000	207,354
Avary Holding Shenzhen Co Ltd A Shares (China)	97,700	548,359
BOE Technology Group Co Ltd A Shares (China)	1,582,400	975,589
Chaozhou Three-Circle Group Co Ltd A Shares (China)	81,300	425,617
China Railway Signal & Communication Corp Ltd A Shares (China)	278,834	224,609
Eoptolink Technology Inc Ltd A Shares (China)	29,800	517,908
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	417,908	128,868
Foxconn Industrial Internet Co Ltd A Shares (China)	550,097	1,635,786
GoerTek Inc A Shares (China)	145,300	557,572
Huagong Tech Co Ltd A Shares (China)	39,900	217,105
Lens Technology Co Ltd A Shares (China)	210,300	758,504
Lingyi iTech Guangdong Co A Shares (China)	295,300	347,926
Luxshare Precision Industry Co Ltd A Shares (China)	303,824	1,696,226
Maxscend Microelectronics Co Ltd A Shares (China)	22,528	244,676
Ofilm Group Co Ltd A Shares (China) (b)	139,500	227,253
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	8,060	222,539
Shengyi Technology Co Ltd A Shares (China)	103,300	427,373
Shennan Circuits Co Ltd A Shares (China)	21,740	393,910
Sunny Optical Technology Group Co Ltd	497,800	4,430,554
SUPCON Technology Co Ltd A Shares (China)	31,112	216,702
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	72,000	334,099
TCL Technology Group Corp A Shares (China)	799,270	554,742
Unisplendour Corp Ltd A Shares (China)	120,910	423,665
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	88,400	191,027
Victory Giant Technology Huizhou Co Ltd A Shares (China) (b)	36,400	270,953
Wingtech Technology Co Ltd A Shares (China)	52,500	244,384
Wuhan Guide Infrared Co Ltd A Shares (China)	168,868	152,536
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	80,860	467,867
Zhejiang Dahua Technology Co Ltd A Shares (China)	154,500	324,380
		20,166,543
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	40,150	297,369
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	60,800	503,948
		801,317
Semiconductors & Semiconductor Equipment - 0.4%
ACM Research Shanghai Inc A Shares (China)	11,255	152,834
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	25,864	646,132
Amlogic Shanghai Co Ltd A Shares (China) (b)	16,411	191,252
Cambricon Technologies Corp Ltd A Shares (China) (b)	17,519	1,398,423
China Resources Microelectronics Ltd A Shares (China)	55,650	351,057
Flat Glass Group Co Ltd A Shares (China)	70,100	185,464
Flat Glass Group Co Ltd H Shares (e)	18,000	26,520
GalaxyCore Inc A Shares (China)	83,772	160,621
GCL Technology Holdings Ltd (b)(e)	15,929,000	2,514,492
Gigadevice Semiconductor Inc A Shares (China) (b)	29,860	527,087
Hangzhou First Applied Material Co Ltd A Shares (China)	109,860	221,458
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (b)	70,000	243,296
Hua Hong Semiconductor Ltd (c)(d)(e)	458,000	1,343,100
Hwatsing Technology Co Ltd A Shares (China)	9,967	219,471
Hygon Information Technology Co Ltd A Shares (China)	97,549	1,737,950
Ingenic Semiconductor Co Ltd A Shares (China)	18,900	169,037
JA Solar Technology Co Ltd A Shares (China)	139,304	239,495
JCET Group Co Ltd A Shares (China)	76,900	413,785
Jinko Solar Co Ltd A Shares (China)	423,991	356,925
LONGi Green Energy Technology Co Ltd A Shares (China)	318,899	655,306
Loongson Technology Corp Ltd (China) (b)	13,898	225,578
Montage Technology Co Ltd A Shares (China)	48,052	453,396
National Silicon Industry Group Co Ltd A Shares (China)	115,506	285,300
NAURA Technology Group Co Ltd A Shares (China)	22,300	1,165,488
Piotech Inc A Shares (China)	11,712	231,614
Rockchip Electronics Co Ltd A Shares (China)	16,300	373,167
Sanan Optoelectronics CO Ltd A Shares (China)	218,900	347,274
SG Micro Corp A Shares (China)	19,892	232,506
Shenzhen Goodix Technology Co Ltd A Shares (China)	17,700	193,530
Silergy Corp	230,000	2,654,157
Suzhou Maxwell Technologies Co Ltd A Shares (China)	10,740	137,445
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	170,575	196,099
Tianshui Huatian Technology Co Ltd A Shares (China)	126,700	197,226
TongFu Microelectronics Co Ltd A Shares (China)	63,900	250,490
Tongwei Co Ltd A Shares (China)	188,500	531,249
Trina Solar Co Ltd A Shares (China)	91,735	217,719
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	36,839	301,676
Will Semiconductor Co Ltd Shanghai A Shares (China)	52,030	761,021
Xinjiang Daqo New Energy Co Ltd A Shares (China)	75,189	222,342
Xinyi Solar Holdings Ltd	3,429,538	1,404,051
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	55,200	233,745
		22,368,778
Software - 0.1%
360 Security Technology Inc A Shares (China)	299,100	456,989
Beijing Kingsoft Office Software Inc A Shares (China)	19,277	843,711
China National Software & Service Co Ltd A Shares (China) (b)	35,910	215,447
Empyrean Technology Co Ltd A Shares (China)	19,100	280,915
Hundsun Technologies Inc A Shares (China)	80,119	288,607
Iflytek Co Ltd A Shares (China)	97,900	687,478
Kingdee International Software Group Co Ltd (b)	2,133,000	2,814,108
Shanghai Baosight Software Co Ltd A Shares (China)	128,121	513,409
Shanghai Baosight Software Co Ltd B Shares	421,814	675,471
Yonyou Network Technology CO Ltd A Shares (China) (b)	133,420	202,237
		6,978,372
Technology Hardware, Storage & Peripherals - 1.2%
Anker Innovations Technology Co Ltd A Shares (China)	22,530	339,014
China Greatwall Technology Group Co Ltd A Shares (China) (b)	135,800	244,481
GRG Banking Equipment Co Ltd A Shares (China)	98,200	151,271
Huaqin Technology Co Ltd A Shares (China)	36,400	375,390
IEIT Systems Co Ltd A Shares (China)	62,072	446,269
Lenovo Group Ltd	5,639,000	6,723,176
Ninestar Corp A Shares (China) (b)	54,400	191,667
Shenzhen Transsion Holdings Co Ltd A Shares (China)	47,262	656,727
Xiaomi Corp B Shares (b)(c)(d)	10,719,400	53,726,274
		62,854,269
TOTAL INFORMATION TECHNOLOGY		120,684,515

Materials - 0.8%
Chemicals - 0.2%
Cathay Biotech Inc A Shares (China)	22,440	137,088
Ganfeng Lithium Group Co Ltd A Shares (China)	62,140	284,538
Ganfeng Lithium Group Co Ltd H Shares (c)(d)	10,720	26,580
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	81,500	206,558
Hengli Petrochemical Co Ltd A Shares (China)	304,220	630,046
Hoshine Silicon Industry Co Ltd A Shares (China)	33,600	241,243
Huafon Chemical Co Ltd A Shares (China)	196,400	219,714
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	357,500	258,775
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	284,200	336,486
Jiangsu Yoke Technology Co Ltd A Shares (China)	18,600	153,996
LB Group Co Ltd A Shares (China)	92,900	233,244
Meihua Holdings Group Co Ltd A Shares (China)	110,300	153,159
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	312,600	757,120
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	237,200	542,665
Rongsheng Petrochemical Co Ltd A Shares (China)	439,800	537,088
Satellite Chemical Co Ltd A Shares (China)	131,130	363,326
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	82,300	238,840
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	83,774	170,665
Shenzhen Capchem Technology Co Ltd A Shares (China)	29,420	135,842
Tianqi Lithium Corp A Shares (China)	62,600	264,963
Tongkun Group Co Ltd A Shares (China)	96,900	159,930
Wanhua Chemical Group Co Ltd A Shares (China)	129,200	1,225,391
Weihai Guangwei Composites Co Ltd A Shares (China)	32,540	136,987
Yunnan Energy New Material Co Ltd A Shares (China)	37,900	151,675
Yunnan Yuntianhua Co Ltd A Shares (China)	73,500	234,338
Zangge Mining Co Ltd A Shares (China)	60,900	259,521
Zhejiang Juhua Co Ltd A Shares (China)	114,700	408,414
Zhejiang Longsheng Group Co Ltd A Shares (China)	122,700	164,037
Zhejiang NHU Co Ltd A Shares (China)	131,636	409,561
		9,041,790
Construction Materials - 0.1%
Anhui Conch Cement Co Ltd A Shares (China)	222,100	765,460
Anhui Conch Cement Co Ltd H Shares	797,900	2,145,305
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	58,000	98,560
China Jushi Co Ltd A Shares (China)	156,214	244,334
China National Building Material Co Ltd H Shares (e)	3,190,000	1,518,872
		4,772,531
Metals & Mining - 0.5%
Aluminum Corp of China Ltd A Shares (China)	542,700	586,195
Aluminum Corp of China Ltd H Shares	2,786,000	1,773,452
Baoshan Iron & Steel Co Ltd A Shares (China)	934,600	904,392
Chifeng Jilong Gold Mining Co A Shares (China)	63,900	160,071
China Hongqiao Group Ltd	1,989,700	3,314,507
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	155,100	450,695
China Rare Earth Resources And Technology Co Ltd A Shares (China)	41,300	157,537
Citic Pacific Special Steel Group Co Ltd A Shares (China) (b)	130,500	210,150
CMOC Group Ltd A Shares (China)	832,500	837,324
CMOC Group Ltd H Shares	2,497,000	1,833,037
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	87,100	223,380
Huaibei Mining Holdings Co Ltd A Shares (China)	103,800	202,558
Hunan Valin Steel Co Ltd A Shares (China)	329,100	206,334
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	1,944,700	478,173
JCHX Mining Management Co Ltd A Shares (China)	23,700	130,862
Jiangxi Copper Co Ltd A Shares (China)	85,100	249,704
Jiangxi Copper Co Ltd H Shares	785,000	1,237,157
Jinduicheng Molybdenum Co Ltd A Shares (China)	128,800	187,295
MMG Ltd (b)	2,976,000	973,934
Nanjing Iron & Steel Co Ltd A Shares (China)	248,400	159,286
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (b)	358,100	135,848
Shandong Gold Mining Co Ltd A Shares (China)	139,144	472,462
Shandong Gold Mining Co Ltd H Shares (c)(d)	567,750	972,008
Shandong Nanshan Aluminum Co Ltd A Shares (China)	456,900	257,090
Shanjin International Gold Co Ltd A Shares (China)	118,480	276,491
Tianshan Aluminum Group Co Ltd A Shares (China)	181,900	230,949
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	498,900	226,914
Western Mining Co Ltd A Shares (China)	93,000	224,778
Western Superconducting Technologies Co Ltd A Shares (China)	25,357	150,214
Xiamen Tungsten Co Ltd A Shares (China)	55,900	150,452
Yunnan Aluminium Co Ltd A Shares (China)	149,300	342,087
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	210,900	161,939
Yunnan Tin Co Ltd A Shares (China)	64,800	130,097
Zhaojin Mining Industry Co Ltd H Shares	1,056,000	1,645,278
Zhongjin Gold Corp Ltd A Shares (China)	206,100	378,340
Zijin Mining Group Co Ltd A Shares (China)	981,300	2,223,023
Zijin Mining Group Co Ltd H Shares	3,854,000	7,201,612
		29,455,625
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	119,600	230,942
TOTAL MATERIALS		43,500,888

Real Estate - 0.4%
Real Estate Management & Development - 0.4%
C&D International Investment Group Ltd	493,299	809,092
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	381,000	515,716
China Overseas Land & Investment Ltd	2,679,202	4,249,918
China Resources Land Ltd	2,244,312	6,783,140
China Resources Mixc Lifestyle Services Ltd (c)(d)	479,400	1,808,848
China Vanke Co Ltd A Shares (China) (b)	402,200	405,823
China Vanke Co Ltd H Shares (b)(e)	1,552,900	1,151,935
Hainan Airport Infrastructure Co Ltd A Shares (China) (b)	447,200	226,083
KE Holdings Inc ADR	447,635	7,802,278
Longfor Group Holdings Ltd (c)(d)	1,444,301	1,820,228
Poly Developments and Holdings Group Co Ltd A Shares (China)	502,000	579,293
Shanghai Lingang Holdings Corp Ltd A Shares (China)	118,500	159,690
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	65,400	217,773
Youngor Fashion Co Ltd A Shares (China)	193,987	218,890
		26,748,707
Utilities - 0.5%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	350,927	1,202,499
China Gas Holdings Ltd	1,901,700	1,571,754
China Resources Gas Group Ltd	647,400	2,197,632
ENN Energy Holdings Ltd	553,943	3,735,893
ENN Natural Gas Co Ltd A Shares (China)	116,500	328,974
Kunlun Energy Co Ltd	2,725,000	2,605,430
		11,642,182
Independent Power and Renewable Electricity Producers - 0.4%
CGN Power Co Ltd A Shares (China)	954,600	486,425
CGN Power Co Ltd H Shares (c)(d)	6,908,447	2,225,414
China Longyuan Power Group Corp Ltd H Shares	2,207,000	1,620,149
China National Nuclear Power Co Ltd A Shares (China)	786,400	1,059,896
China Power International Development Ltd	3,030,619	1,127,940
China Resources Power Holdings Co Ltd	1,344,940	2,982,657
China Three Gorges Renewables Group Co Ltd A Shares (China)	1,206,700	700,121
China Yangtze Power Co Ltd A Shares (China)	1,027,000	4,095,035
Datang International Power Generation Co Ltd A Shares (China)	579,200	219,482
GD Power Development Co Ltd A Shares (China)	763,800	443,116
Huadian Power International Corp Ltd A Shares (China)	361,200	257,927
Huaneng Lancang River Hydropower Inc A Shares (China) (b)	205,600	256,653
Huaneng Power International Inc A Shares (China)	396,200	352,476
Huaneng Power International Inc H Shares	2,940,186	1,539,543
SDIC Power Holdings Co Ltd A Shares (China)	312,200	620,207
Shanghai Electric Power Co Ltd A Shares (China)	146,000	175,884
Shenergy Co Ltd A Shares (China)	189,700	227,996
Shenzhen Energy Group Co Ltd A Shares (China)	186,660	158,221
Sichuan Chuantou Energy Co Ltd A Shares (China)	206,000	451,823
Wintime Energy Group Co Ltd A Shares (China)	941,100	203,088
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	473,800	350,403
		19,554,456
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	2,800,000	776,190
Guangdong Investment Ltd	2,057,126	1,552,369
		2,328,559
TOTAL UTILITIES		33,525,197

TOTAL CHINA		1,517,685,691
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	181,772	1,863,109
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	310,045	1,362,576
TOTAL COLOMBIA		3,225,685
CZECH REPUBLIC - 0.1%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	53,146	1,950,300
Moneta Money Bank AS (c)(d)	179,224	1,012,753
		2,963,053
Utilities - 0.1%
Electric Utilities - 0.1%
CEZ AS (e)	112,830	4,944,465
TOTAL CZECH REPUBLIC		7,907,518
EGYPT - 0.1%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	944,097	547,512
Financials - 0.1%
Banks - 0.1%
Commercial International Bank - Egypt (CIB)	1,595,126	2,419,841
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	579,288	630,493
TOTAL EGYPT		3,597,846
GREECE - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	115,447	1,748,565
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
OPAP SA	129,124	2,218,266
Specialty Retail - 0.0%
FF Group (b)(f)	1,944	0
JUMBO SA	80,911	2,199,151
		2,199,151
TOTAL CONSUMER DISCRETIONARY		4,417,417

Financials - 0.4%
Banks - 0.4%
Alpha Services and Holdings SA	1,563,701	2,893,975
Eurobank Ergasias Services and Holdings SA	1,799,585	4,503,873
National Bank of Greece SA	607,744	5,283,369
Piraeus Financial Holdings SA	743,337	3,363,193
		16,044,410
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	74,978	2,703,708
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	146,996	2,011,391
TOTAL GREECE		26,925,491
HONG KONG - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Sino Biopharmaceutical Ltd	7,233,750	2,617,998
Industrials - 0.0%
Marine Transportation - 0.0%
Orient Overseas International Ltd	92,500	1,235,802
TOTAL HONG KONG		3,853,800
HUNGARY - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	286,261	2,094,526
Financials - 0.3%
Banks - 0.3%
OTP Bank Nyrt	156,567	9,692,417
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	97,812	2,531,470
TOTAL HUNGARY		14,318,413
INDIA - 18.1%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.1%
Indus Towers Ltd (b)	829,971	3,314,441
Tata Communications Ltd	79,720	1,498,749
		4,813,190
Interactive Media & Services - 0.1%
Info Edge India Ltd	49,838	4,428,582
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	1,791,247	33,525,790
Vodafone Idea Ltd (b)	17,071,505	1,774,832
		35,300,622
TOTAL COMMUNICATION SERVICES		44,542,394

Consumer Discretionary - 2.3%
Automobile Components - 0.3%
Balkrishna Industries Ltd	54,085	1,726,903
Bharat Forge Ltd	179,053	2,524,210
Bosch Ltd	5,154	1,707,989
MRF Ltd	1,631	2,136,253
Samvardhana Motherson International Ltd	2,214,003	3,593,552
Sona Blw Precision Forgings Ltd (c)(d)	304,184	1,766,118
Tube Investments of India Ltd	74,410	2,847,040
		16,302,065
Automobiles - 1.2%
Bajaj Auto Ltd	46,855	4,776,428
Eicher Motors Ltd	95,791	5,734,645
Hero MotoCorp Ltd	83,875	4,190,339
Mahindra & Mahindra Ltd	652,089	22,425,447
Maruti Suzuki India Ltd	87,913	12,462,892
Tata Motors Ltd	1,415,365	11,655,934
TVS Motor Co Ltd	166,008	4,699,853
		65,945,538
Hotels, Restaurants & Leisure - 0.3%
Indian Hotels Co Ltd/The	597,118	5,255,208
Jubilant Foodworks Ltd	253,755	2,055,633
Zomato Ltd (b)	4,633,073	11,741,806
		19,052,647
Household Durables - 0.0%
Dixon Technologies India Ltd (c)	23,011	3,963,171
Specialty Retail - 0.2%
Trent Ltd	126,766	8,384,403
Textiles, Apparel & Luxury Goods - 0.3%
Kalyan Jewellers India Ltd	288,446	1,667,665
Page Industries Ltd	4,290	2,213,366
Titan Co Ltd	248,279	9,969,447
		13,850,478
TOTAL CONSUMER DISCRETIONARY		127,498,302

Consumer Staples - 1.2%
Beverages - 0.1%
United Spirits Ltd	203,459	3,338,984
Varun Beverages Ltd	795,165	4,918,132
		8,257,116
Consumer Staples Distribution & Retail - 0.1%
Avenue Supermarts Ltd (b)(c)(d)	113,760	4,807,069
Food Products - 0.3%
Britannia Industries Ltd	75,774	4,485,300
Marico Ltd	361,986	2,799,411
Nestle India Ltd	235,885	6,296,440
Tata Consumer Products Ltd	415,047	4,897,074
		18,478,225
Personal Care Products - 0.5%
Colgate-Palmolive India Ltd	95,102	3,095,505
Dabur India Ltd	371,677	2,270,368
Godrej Consumer Products Ltd	286,040	3,693,478
Hindustan Unilever Ltd	574,973	16,366,758
		25,426,109
Tobacco - 0.2%
ITC Ltd	2,098,394	10,818,138
TOTAL CONSUMER STAPLES		67,786,657

Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Bharat Petroleum Corp Ltd	1,061,756	3,187,746
Coal India Ltd	1,292,778	5,887,157
Hindustan Petroleum Corp Ltd	669,590	2,762,463
Indian Oil Corp Ltd	1,974,497	2,917,963
Oil & Natural Gas Corp Ltd	2,198,795	6,634,038
Oil India Ltd	341,301	1,650,401
Petronet LNG Ltd	524,616	1,908,681
Reliance Industries Ltd	4,258,112	62,007,272
		86,955,721
Financials - 5.0%
Banks - 3.5%
AU Small Finance Bank Ltd (c)(d)	254,960	1,762,470
Axis Bank Ltd	1,600,649	18,147,817
Bank of Baroda	723,129	1,774,379
Canara Bank	1,268,444	1,358,569
HDFC Bank Ltd	3,948,450	77,333,840
ICICI Bank Ltd	3,646,123	52,503,205
IDFC First Bank Ltd (b)	2,508,602	1,825,136
IndusInd Bank Ltd	201,596	2,300,675
Kotak Mahindra Bank Ltd	764,506	16,730,535
Punjab National Bank	1,607,907	1,868,202
State Bank of India	1,247,803	11,099,233
Union Bank of India Ltd	1,067,230	1,414,175
Yes Bank Ltd (b)	9,862,106	2,181,293
		190,299,529
Capital Markets - 0.1%
BSE Ltd	46,401	2,827,410
HDFC Asset Management Co Ltd (c)(d)	67,230	2,996,910
		5,824,320
Consumer Finance - 0.6%
Bajaj Finance Ltd	194,771	17,671,784
Cholamandalam Investment and Finance Co Ltd	293,868	4,346,549
Muthoot Finance Ltd	84,190	2,191,557
SBI Cards & Payment Services Ltd	199,577	1,789,465
Shriram Finance Ltd	985,950	6,172,254
Sundaram Finance Ltd	46,244	2,461,429
		34,633,038
Financial Services - 0.4%
Bajaj Finserv Ltd	267,916	5,352,670
Bajaj Holdings & Investment Ltd	18,679	2,487,292
Jio Financial Services Ltd (b)	1,999,198	5,556,334
Power Finance Corp Ltd	1,038,369	5,037,670
REC Ltd	920,564	4,752,467
		23,186,433
Insurance - 0.4%
HDFC Life Insurance Co Ltd (c)(d)	677,172	4,976,181
ICICI Lombard General Insurance Co Ltd (c)(d)	169,462	3,630,127
ICICI Prudential Life Insurance Co Ltd (c)(d)	252,396	1,792,019
PB Fintech Ltd (b)	223,257	4,429,161
SBI Life Insurance Co Ltd (c)(d)	315,236	5,387,805
		20,215,293
TOTAL FINANCIALS		274,158,613

Health Care - 1.0%
Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd	70,385	5,523,776
Max Healthcare Institute Ltd	543,907	6,644,430
		12,168,206
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	83,600	5,382,286
Pharmaceuticals - 0.7%
Alkem Laboratories Ltd	29,280	1,710,177
Aurobindo Pharma Ltd	182,757	2,467,819
Cipla Ltd/India	367,114	6,259,738
Dr Reddy's Laboratories Ltd	408,370	5,734,330
Lupin Ltd	159,485	3,822,879
Mankind Pharma Ltd (b)	70,071	1,963,558
Sun Pharmaceutical Industries Ltd	670,995	13,491,009
Torrent Pharmaceuticals Ltd	70,996	2,676,980
Zydus Lifesciences Ltd	175,864	1,965,320
		40,091,810
TOTAL HEALTH CARE		57,642,302

Industrials - 1.6%
Aerospace & Defense - 0.3%
Bharat Electronics Ltd	2,555,262	8,587,176
Hindustan Aeronautics Ltd (c)	140,268	6,348,262
		14,935,438
Building Products - 0.0%
Astral Ltd	93,993	1,634,116
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	168,099	1,590,355
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	471,040	19,339,795
Rail Vikas Nigam Ltd (c)	364,446	1,988,302
Voltas Ltd	150,322	2,182,278
		23,510,375
Electrical Equipment - 0.4%
ABB India Ltd	37,064	2,506,937
Bharat Heavy Electricals Ltd	731,242	1,745,921
CG Power & Industrial Solutions Ltd	427,669	3,121,846
Havells India Ltd	175,433	3,165,818
Polycab India Ltd	36,829	2,558,877
Suzlon Energy Ltd (b)	6,680,287	4,461,473
		17,560,872
Ground Transportation - 0.0%
Container Corp Of India Ltd	170,581	1,531,646
Industrial Conglomerates - 0.1%
Siemens Ltd	62,252	4,348,060
Machinery - 0.1%
Ashok Leyland Ltd	1,026,503	2,559,791
Cummins India Ltd	96,938	3,251,082
Thermax Limited	29,176	1,299,812
		7,110,685
Passenger Airlines - 0.1%
InterGlobe Aviation Ltd (b)(c)(d)	132,317	6,574,946
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	103,655	2,727,916
Transportation Infrastructure - 0.1%
Adani Ports & Special Economic Zone Ltd	377,510	4,771,786
GMR Airports Ltd (b)	1,843,305	1,536,836
		6,308,622
TOTAL INDUSTRIALS		87,833,031

Information Technology - 2.2%
IT Services - 2.1%
HCL Technologies Ltd	664,095	13,187,503
Infosys Ltd	2,322,734	50,573,394
LTIMindtree Ltd (c)(d)	51,794	3,520,634
Mphasis Ltd	72,829	2,397,549
Persistent Systems Ltd	76,304	5,291,776
Tata Consultancy Services Ltd	632,462	29,946,273
Tech Mahindra Ltd	376,341	7,240,482
Wipro Ltd	1,829,063	6,556,738
		118,714,349
Software - 0.1%
Oracle Financial Services Software Ltd	15,168	1,589,165
Tata Elxsi Ltd	23,970	1,748,932
		3,338,097
TOTAL INFORMATION TECHNOLOGY		122,052,446

Materials - 1.4%
Chemicals - 0.4%
Asian Paints Ltd	268,378	7,114,876
PI Industries Ltd	53,110	2,131,808
Pidilite Industries Ltd	106,785	3,538,336
Solar Industries India Ltd	18,997	2,226,825
SRF Ltd	93,447	3,023,839
Supreme Industries Ltd	44,460	2,030,354
UPL Ltd	315,655	2,195,600
UPL Ltd (f)	36,007	109,484
		22,371,122
Construction Materials - 0.4%
Ambuja Cements Ltd	430,596	2,539,463
Grasim Industries Ltd	184,080	5,320,416
Shree Cement Ltd	6,306	2,019,383
UltraTech Cement Ltd	80,731	10,682,767
		20,562,029
Metals & Mining - 0.6%
APL Apollo Tubes Ltd	126,370	2,197,355
Hindalco Industries Ltd	939,753	6,422,708
Jindal Stainless Ltd	230,597	1,733,476
Jindal Steel & Power Ltd	285,753	2,597,606
JSW Steel Ltd	427,745	4,648,224
NMDC Ltd	2,155,893	1,637,556
Tata Steel Ltd	5,239,688	8,102,716
Vedanta Ltd	957,271	4,860,463
		32,200,104
TOTAL MATERIALS		75,133,255

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
DLF Ltd	519,297	4,447,038
Godrej Properties Ltd (b)	105,327	2,815,777
Macrotech Developers Ltd (c)(d)	208,810	2,892,473
Oberoi Realty Ltd	89,022	1,856,124
Phoenix Mills Ltd/The	137,524	2,601,033
Prestige Estates Projects Ltd	120,499	1,884,794
		16,497,239
Utilities - 0.7%
Electric Utilities - 0.3%
Power Grid Corp of India Ltd	3,251,204	11,297,835
Tata Power Co Ltd/The	1,117,042	4,681,837
Torrent Power Ltd	117,633	1,981,724
		17,961,396
Gas Utilities - 0.1%
GAIL India Ltd	1,608,385	3,270,757
Independent Power and Renewable Electricity Producers - 0.3%
Adani Green Energy Ltd (b)	144,020	1,651,594
Adani Power Ltd (b)	404,605	2,386,472
JSW Energy Ltd	305,567	1,787,770
NHPC Ltd	2,107,576	1,949,977
NTPC Ltd	3,050,800	11,369,538
		19,145,351
TOTAL UTILITIES		40,377,504

TOTAL INDIA		1,000,477,464
INDONESIA - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Telkom Indonesia Persero Tbk PT	34,637,665	5,578,377
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
GoTo Gojek Tokopedia Tbk PT Class A (b)	630,301,500	3,122,446
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	13,071,900	2,285,505
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	5,159,400	1,467,837
Indofood CBP Sukses Makmur Tbk PT	1,629,200	1,141,389
Indofood Sukses Makmur Tbk PT	3,066,300	1,466,378
		4,075,604
Household Products - 0.0%
Unilever Indonesia Tbk PT	5,337,895	532,634
TOTAL CONSUMER STAPLES		6,893,743

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	9,682,000	1,382,594
United Tractors Tbk PT	1,043,600	1,592,359
		2,974,953
Financials - 0.9%
Banks - 0.9%
Bank Central Asia Tbk PT	38,788,650	22,407,424
Bank Mandiri Persero Tbk PT	26,105,896	9,591,894
Bank Negara Indonesia Persero Tbk PT	10,434,300	3,035,654
Bank Rakyat Indonesia Persero Tbk PT	47,691,527	12,315,252
		47,350,224
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	14,701,800	1,132,981
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Astra International Tbk PT	14,153,359	4,158,760
Materials - 0.1%
Chemicals - 0.1%
Barito Pacific Tbk PT	16,416,200	923,032
Chandra Asri Pacific Tbk PT (b)	5,446,400	2,355,752
		3,278,784
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	4,565,700	2,103,325
Merdeka Copper Gold Tbk PT (b)	6,872,386	655,924
		2,759,249
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	1,721,300	711,187
TOTAL MATERIALS		6,749,220

TOTAL INDONESIA		77,960,704
KOREA (SOUTH) - 8.8%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	149,503	1,026,901
Entertainment - 0.2%
HYBE Co Ltd	16,030	2,466,113
Krafton Inc (b)	20,100	4,992,152
NCSoft Corp	9,990	1,178,496
Netmarble Corp (b)(c)(d)	20,853	629,870
		9,266,631
Interactive Media & Services - 0.4%
Kakao Corp	217,142	5,682,930
NAVER Corp	101,194	14,938,031
		20,620,961
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	37,542	1,425,038
TOTAL COMMUNICATION SERVICES		32,339,531

Consumer Discretionary - 0.7%
Automobile Components - 0.2%
Hankook Tire & Technology Co Ltd	52,007	1,454,489
Hyundai Mobis Co Ltd	42,267	7,603,146
		9,057,635
Automobiles - 0.5%
Hyundai Motor Co	94,495	13,257,936
Kia Corp	167,740	11,667,443
		24,925,379
Hotels, Restaurants & Leisure - 0.0%
Hanjin Kal Corp	16,146	925,863
Household Durables - 0.0%
Coway Co Ltd	38,708	2,041,201
LG Electronics Inc	74,377	4,271,723
		6,312,924
TOTAL CONSUMER DISCRETIONARY		41,221,801

Consumer Staples - 0.2%
Food Products - 0.0%
CJ CheilJedang Corp	5,794	957,498
Orion Corp/Republic of Korea	16,603	1,150,044
		2,107,542
Personal Care Products - 0.1%
Amorepacific Corp	20,463	1,811,071
LG H&H Co Ltd	6,447	1,351,517
		3,162,588
Tobacco - 0.1%
KT&G Corp	72,912	5,511,651
TOTAL CONSUMER STAPLES		10,781,781

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
HD Hyundai Co Ltd	30,411	1,724,411
S-Oil Corp	31,542	1,315,289
SK Innovation Co Ltd (b)	43,529	3,781,389
		6,821,089
Financials - 1.1%
Banks - 0.8%
Hana Financial Group Inc	200,852	8,287,025
Industrial Bank of Korea	194,697	2,067,507
KakaoBank Corp	116,833	1,688,125
KB Financial Group Inc	261,422	16,326,516
Shinhan Financial Group Co Ltd	302,772	10,513,274
Woori Financial Group Inc	441,272	4,839,538
		43,721,985
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	29,228	1,584,342
Mirae Asset Securities Co Ltd	166,622	957,716
NH Investment & Securities Co Ltd	90,875	896,150
		3,438,208
Financial Services - 0.1%
Meritz Financial Group Inc	66,668	5,198,323
Insurance - 0.2%
DB Insurance Co Ltd	32,187	2,134,837
Samsung Fire & Marine Insurance Co Ltd	21,534	5,602,487
Samsung Life Insurance Co Ltd	55,937	3,402,503
		11,139,827
TOTAL FINANCIALS		63,498,343

Health Care - 0.7%
Biotechnology - 0.4%
Alteogen Inc (b)	27,881	7,041,137
Celltrion Inc	111,576	13,669,300
SK Bioscience Co Ltd (b)	19,036	635,951
		21,346,388
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	82,541	4,535,078
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (b)(c)(d)	12,448	9,177,318
Pharmaceuticals - 0.1%
Hanmi Pharm Co Ltd	4,492	748,009
SK Biopharmaceuticals Co Ltd (b)	21,930	1,626,782
Yuhan Corp	39,402	3,480,555
		5,855,346
TOTAL HEALTH CARE		40,914,130

Industrials - 1.5%
Aerospace & Defense - 0.1%
Hanwha Aerospace Co Ltd	22,313	6,094,082
Korea Aerospace Industries Ltd	51,151	1,862,720
		7,956,802
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	26,223	2,670,415
Construction & Engineering - 0.0%
Samsung E&A Co Ltd (b)	109,719	1,349,090
Electrical Equipment - 0.6%
Doosan Enerbility Co Ltd (b)	313,687	5,103,294
Ecopro BM Co Ltd (b)	34,215	3,044,234
Ecopro Co Ltd (b)	69,863	2,895,976
Ecopro Materials Co Ltd (b)	11,968	575,613
HD Hyundai Electric Co Ltd	16,387	4,564,068
L&F Co Ltd (b)	17,790	1,064,746
LG Energy Solution Ltd (b)	32,729	7,854,363
LS Electric Co Ltd	10,497	1,652,928
POSCO Future M Co Ltd	21,679	2,104,111
		28,859,333
Industrial Conglomerates - 0.4%
GS Holdings Corp	31,972	840,833
LG Corp	66,005	3,372,963
Samsung C&T Corp	62,167	5,080,068
SK Inc	25,350	2,557,999
SK Square Co Ltd (b)	65,970	4,202,173
		16,054,036
Machinery - 0.4%
Doosan Bobcat Inc	38,579	1,263,363
Hanwha Ocean Co Ltd (b)	64,321	2,506,371
HD Hyundai Heavy Industries Co Ltd (b)	15,524	3,291,285
HD Korea Shipbuilding & Offshore Engineering Co Ltd (b)	29,700	4,692,603
Hyundai Rotem Co Ltd	53,452	2,157,495
Samsung Heavy Industries Co Ltd (b)	461,655	4,092,214
		18,003,331
Marine Transportation - 0.0%
HMM Co Ltd	183,459	2,383,701
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	128,711	2,178,221
Trading Companies & Distributors - 0.0%
Posco International Corp	36,949	1,058,821
TOTAL INDUSTRIALS		80,513,750

Information Technology - 3.5%
Electronic Equipment, Instruments & Components - 0.2%
LG Display Co Ltd (b)	209,856	1,323,929
LG Innotek Co Ltd	9,937	1,005,783
Samsung Electro-Mechanics Co Ltd	39,194	3,578,518
Samsung SDI Co Ltd	38,474	5,811,025
		11,719,255
IT Services - 0.1%
Posco DX Co Ltd (e)	37,074	474,950
Samsung SDS Co Ltd	29,780	2,454,404
		2,929,354
Semiconductors & Semiconductor Equipment - 1.0%
Hanmi Semiconductor Co Ltd	30,255	2,312,212
SK Hynix Inc	381,789	51,237,207
		53,549,419
Technology Hardware, Storage & Peripherals - 2.2%
Samsung Electronics Co Ltd	3,339,463	118,886,642
TOTAL INFORMATION TECHNOLOGY		187,084,670

Materials - 0.4%
Chemicals - 0.2%
Enchem Co Ltd (b)	10,184	901,141
Kumho Petrochemical Co Ltd	10,673	769,793
LG Chem Ltd	33,864	5,474,846
Lotte Chemical Corp	13,359	518,813
SKC Co Ltd (b)	13,267	1,411,490
		9,076,083
Metals & Mining - 0.2%
Korea Zinc Co Ltd	3,620	2,040,353
POSCO Holdings Inc	49,127	8,724,331
		10,764,684
TOTAL MATERIALS		19,840,767

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (b)	179,518	2,582,639
TOTAL KOREA (SOUTH)		485,598,501
KUWAIT - 0.8%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	1,360,309	2,000,908
Financials - 0.8%
Banks - 0.8%
Boubyan Bank KSCP	1,028,248	2,092,142
Gulf Bank KSCP	1,329,877	1,327,076
Kuwait Finance House KSCP	7,156,628	18,224,882
National Bank of Kuwait SAKP	5,529,013	17,268,649
		38,912,749
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	487,216	1,256,517
TOTAL KUWAIT		42,170,174
LUXEMBOURG - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Reinet Investments SCA (South Africa)	95,968	2,369,722
MALAYSIA - 1.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	805,547	1,190,051
Wireless Telecommunication Services - 0.1%
Axiata Group Berhad	1,928,398	958,788
CELCOMDIGI BHD	2,462,900	2,069,827
Maxis Bhd	1,647,000	1,284,617
		4,313,232
TOTAL COMMUNICATION SERVICES		5,503,283

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genting Bhd	1,491,500	1,213,227
Genting Malaysia Bhd	2,079,640	1,038,804
		2,252,031
Specialty Retail - 0.0%
MR DIY Group M Bhd (c)(d)	2,302,750	865,877
TOTAL CONSUMER DISCRETIONARY		3,117,908

Consumer Staples - 0.1%
Food Products - 0.1%
IOI Corp Bhd	1,758,700	1,465,937
Kuala Lumpur Kepong Bhd	345,953	1,543,325
Nestle Malaysia Bhd	49,300	994,341
PPB Group Bhd	448,540	1,201,565
QL Resources Bhd	1,149,050	1,176,961
SD Guthrie Bhd	1,449,196	1,573,399
		7,955,528
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	208,226	916,369
Financials - 0.7%
Banks - 0.7%
AMMB Holdings Bhd	1,731,700	2,190,041
CIMB Group Holdings Bhd	5,245,931	9,422,441
Hong Leong Bank Bhd	454,800	2,058,204
Malayan Banking Bhd	3,796,297	8,806,087
Public Bank Bhd	10,180,785	9,839,222
RHB Bank Bhd	1,068,974	1,542,127
		33,858,122
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	1,541,287	2,475,833
Industrials - 0.1%
Construction & Engineering - 0.0%
Gamuda Bhd	2,761,078	2,496,467
Industrial Conglomerates - 0.1%
Sime Darby Bhd	1,911,349	962,886
Sunway Bhd	1,600,300	1,557,930
		2,520,816
Marine Transportation - 0.0%
MISC Bhd	931,200	1,511,272
TOTAL INDUSTRIALS		6,528,555

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	1,987,000	1,123,541
Materials - 0.1%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	1,961,500	2,045,617
Metals & Mining - 0.1%
Press Metal Aluminium Holdings Bhd	2,596,900	2,845,334
TOTAL MATERIALS		4,890,951

Utilities - 0.2%
Electric Utilities - 0.2%
Tenaga Nasional Bhd	2,032,072	6,197,502
Gas Utilities - 0.0%
Petronas Gas Bhd	552,600	2,129,715
Multi-Utilities - 0.0%
YTL Corp Bhd	2,325,100	989,593
YTL Power International Bhd	1,734,600	1,213,992
		2,203,585
TOTAL UTILITIES		10,530,802

TOTAL MALAYSIA		76,900,892
MEXICO - 1.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV (e)	876,500	417,059
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series B	12,930,647	9,029,363
TOTAL COMMUNICATION SERVICES		9,446,422

Consumer Staples - 0.6%
Beverages - 0.3%
Arca Continental SAB de CV	361,200	3,301,035
Coca-Cola Femsa SAB de CV unit	367,259	2,885,151
Fomento Economico Mexicano SAB de CV unit	1,223,791	10,402,992
		16,589,178
Consumer Staples Distribution & Retail - 0.2%
Grupo Comercial Chedraui SA de CV	201,400	1,160,757
Wal-Mart de Mexico SAB de CV Series V	3,659,856	9,487,861
		10,648,618
Food Products - 0.1%
Gruma SAB de CV Series B	127,225	2,204,918
Grupo Bimbo SAB de CV (e)	910,470	2,390,632
		4,595,550
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	1,063,127	1,589,406
TOTAL CONSUMER STAPLES		33,422,752

Financials - 0.3%
Banks - 0.3%
Grupo Financiero Banorte SAB de CV	1,814,681	12,540,407
Grupo Financiero Inbursa SAB de CV Series O (b)	1,279,900	2,721,378
		15,261,785
Industrials - 0.3%
Industrial Conglomerates - 0.1%
Alfa SAB de CV Series A	2,527,315	2,069,710
Grupo Carso SAB de CV Series A1	394,900	2,263,976
		4,333,686
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	200,000	1,888,138
Grupo Aeroportuario del Pacifico SAB de CV Series B	270,207	4,994,175
Grupo Aeroportuario del Sureste SAB de CV Series B	125,860	3,420,000
Promotora y Operadora de Infraestructura SAB de CV	132,830	1,255,033
		11,557,346
TOTAL INDUSTRIALS		15,891,032

Materials - 0.4%
Construction Materials - 0.1%
Cemex SAB de CV unit	10,598,286	6,290,846
Metals & Mining - 0.3%
Grupo Mexico SAB de CV Series B	2,178,454	10,679,912
Industrias Penoles SAB de CV (b)	139,220	1,969,518
Southern Copper Corp	60,831	5,573,336
		18,222,766
TOTAL MATERIALS		24,513,612

Real Estate - 0.1%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,998,083	2,071,172
Industrial REITs - 0.1%
Prologis Property Mexico SA de CV	745,728	2,324,777
TOTAL REAL ESTATE		4,395,949

TOTAL MEXICO		102,931,552
NETHERLANDS - 0.0%
Information Technology - 0.0%
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	148,436	0
PERU - 0.2%
Financials - 0.2%
Banks - 0.2%
Credicorp Ltd	47,207	8,643,602
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	115,594	1,474,979
TOTAL PERU		10,118,581
PHILIPPINES - 0.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	52,875	1,209,089
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	313,653	1,190,918
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	604,158	627,936
Financials - 0.1%
Banks - 0.1%
Bank of the Philippine Islands	1,290,398	2,568,442
BDO Unibank Inc	1,659,025	3,902,371
Metropolitan Bank & Trust Co	1,257,782	1,489,903
		7,960,716
Industrials - 0.3%
Industrial Conglomerates - 0.1%
Ayala Corp	174,466	1,622,752
JG Summit Holdings Inc	1,828,113	504,688
SM Investments Corp	153,790	2,047,278
		4,174,718
Transportation Infrastructure - 0.2%
International Container Terminal Services Inc	710,690	4,240,028
TOTAL INDUSTRIALS		8,414,746

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	4,634,713	1,762,023
SM Prime Holdings Inc	7,068,500	2,793,085
		4,555,108
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	197,120	1,509,781
TOTAL PHILIPPINES		25,468,294
POLAND - 0.9%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA (e)	45,440	2,358,909
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(c)(d)	406,618	3,000,301
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	779	3,153,202
TOTAL CONSUMER DISCRETIONARY		6,153,503

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Dino Polska SA (b)(c)(d)	34,285	3,796,563
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ORLEN SA (e)	405,563	5,364,688
Financials - 0.5%
Banks - 0.4%
Alior Bank SA	63,933	1,480,704
Bank Polska Kasa Opieki SA	128,471	5,065,924
mBank SA (b)	10,413	1,612,735
Powszechna Kasa Oszczednosci Bank Polski SA	611,764	10,067,564
Santander Bank Polska SA	28,579	3,563,195
		21,790,122
Insurance - 0.1%
Powszechny Zaklad Ubezpieczen SA	422,534	5,195,367
TOTAL FINANCIALS		26,985,489

Industrials - 0.0%
Construction & Engineering - 0.0%
Budimex SA	8,932	1,049,493
Materials - 0.1%
Metals & Mining - 0.1%
KGHM Polska Miedz SA	97,997	3,030,438
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	626,671	1,008,171
TOTAL POLAND		49,747,254
QATAR - 0.8%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	560,555	1,989,116
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Qatar Fuel QSC	418,306	1,761,228
Qatar Gas Transport Co Ltd	1,938,234	2,293,834
		4,055,062
Financials - 0.6%
Banks - 0.6%
Al Rayan Bank	4,228,929	2,773,601
Commercial Bank of Qatar	2,263,825	2,859,470
Dukhan Bank	1,282,748	1,298,954
Qatar International Islamic Bank QSC	689,128	2,013,821
Qatar Islamic Bank QPSC	1,239,408	7,012,306
Qatar National Bank QPSC	3,228,870	14,809,703
		30,767,855
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Industries Qatar QSC	1,057,854	3,989,106
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	3,942,172	1,656,557
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	1,495,563	1,175,995
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	307,513	1,336,976
TOTAL QATAR		44,970,667
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	423,076	3,177,920
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	9,348	0
VK IPJSC GDR (b)(c)(f)	32,306	0
		0
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	28,218	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	6,384,126	1
LUKOIL PJSC (b)(f)	224,329	0
Rosneft Oil Co PJSC (b)(f)	635,841	0
Surgutneftegas PAO (b)(f)	4,033,562	0
Tatneft PJSC (b)(f)	770,244	0
		1
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	5,823,145	1
VTB Bank PJSC (b)(f)	360,207	0
		1
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	808,717	0
TKS Holding MKPAO JSC (b)(f)	7,325	0
		0
TOTAL FINANCIALS		1

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(c)(f)	472	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	1,399,461	0
GMK Norilskiy Nickel PAO (b)(f)	3,422,100	0
Novolipetsk Steel PJSC (b)(f)	812,466	0
Polyus PJSC (b)(f)	18,462	1
Severstal PAO (b)(f)	113,908	0
United Co RUSAL International PJSC (Russia) (b)(f)	1,646,280	0
		1
TOTAL MATERIALS		1

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	20,040,158	2
TOTAL RUSSIA		5
SAUDI ARABIA - 4.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.3%
Saudi Telecom Co	1,398,186	16,215,931
Media - 0.0%
Saudi Research & Media Group (b)	25,179	1,784,354
Wireless Telecommunication Services - 0.1%
Etihad Etisalat Co	263,864	4,073,300
Mobile Telecommunications Co Saudi Arabia	309,224	873,910
		4,947,210
TOTAL COMMUNICATION SERVICES		22,947,495

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	411,473	1,406,427
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	27,232	856,740
Food Products - 0.1%
Almarai Co JSC	289,439	4,545,273
Savola Group/The (b)	5,139	53,436
		4,598,709
TOTAL CONSUMER STAPLES		5,455,449

Energy - 0.6%
Energy Equipment & Services - 0.0%
Ades Holding Co	235,107	1,125,795
Oil, Gas & Consumable Fuels - 0.6%
Saudi Arabian Oil Co (c)(d)	4,060,033	30,092,761
TOTAL ENERGY		31,218,556

Financials - 1.9%
Banks - 1.8%
Al Rajhi Bank	1,370,532	36,175,293
Alinma Bank	856,681	6,817,908
Arab National Bank	629,180	3,589,850
Bank Al-Jazira	351,570	1,765,958
Bank AlBilad	428,375	4,557,059
Banque Saudi Fransi	856,194	3,666,109
Riyad Bank	1,027,712	8,028,358
Saudi Awwal Bank	704,070	6,748,425
Saudi Investment Bank/The	428,256	1,724,122
Saudi National Bank/The	2,055,634	18,743,883
		91,816,965
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	33,607	1,887,017
Insurance - 0.1%
Al Rajhi Co for Co-operative Insurance (b)	27,968	1,295,982
Bupa Arabia for Cooperative Insurance Co	57,712	2,861,981
Co for Cooperative Insurance/The	51,419	2,083,794
		6,241,757
TOTAL FINANCIALS		99,945,739

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Dallah Healthcare Co	23,976	1,017,670
Dr Sulaiman Al Habib Medical Services Group Co	61,205	4,768,204
Mouwasat Medical Services Co	68,647	1,685,656
		7,471,530
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	16,779	1,225,757
Information Technology - 0.1%
IT Services - 0.1%
Arabian Internet & Communications Services Co	16,828	1,431,234
Elm Co	16,788	5,214,499
		6,645,733
Materials - 0.6%
Chemicals - 0.4%
Advanced Petrochemical Co (b)	90,126	754,514
SABIC Agri-Nutrients Co	163,273	5,006,104
Sahara International Petrochemical Co	250,456	1,555,876
Saudi Aramco Base Oil Co	35,584	1,058,782
Saudi Basic Industries Corp	629,463	11,244,307
Saudi Industrial Investment Group	260,013	1,215,941
Saudi Kayan Petrochemical Co (b)	515,651	937,622
Yanbu National Petrochemical Co	191,474	1,914,383
		23,687,529
Metals & Mining - 0.2%
Saudi Arabian Mining Co (b)	903,760	11,734,639
TOTAL MATERIALS		35,422,168

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	370,287	1,628,959
Utilities - 0.3%
Electric Utilities - 0.0%
Saudi Electricity Co	581,688	2,639,595
Independent Power and Renewable Electricity Producers - 0.3%
ACWA Power Co	102,454	11,172,231
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	52,480	719,192
TOTAL UTILITIES		14,531,018

TOTAL SAUDI ARABIA		227,898,831
SOUTH AFRICA - 2.7%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	1,185,872	7,274,126
Vodacom Group Ltd	435,823	2,548,998
		9,823,124
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	118,429	24,968,428
Woolworths Holdings Ltd/South Africa	656,881	2,041,582
		27,010,010
Specialty Retail - 0.0%
Pepkor Holdings Ltd (c)(d)	1,674,226	2,307,474
TOTAL CONSUMER DISCRETIONARY		29,317,484

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Bid Corp Ltd	235,545	5,997,984
Clicks Group Ltd	166,453	3,184,657
Shoprite Holdings Ltd	351,386	5,363,680
		14,546,321
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	171,175	1,602,424
Financials - 1.1%
Banks - 0.6%
Absa Group Ltd	594,070	5,892,869
Capitec Bank Holdings Ltd	60,869	9,691,502
Nedbank Group Ltd	324,080	4,768,089
Standard Bank Group Ltd	935,710	10,907,907
		31,260,367
Financial Services - 0.3%
FirstRand Ltd	3,530,053	14,362,035
Remgro Ltd	351,828	2,710,750
		17,072,785
Insurance - 0.2%
Discovery Ltd	378,044	3,640,595
Old Mutual Ltd	3,349,190	2,200,686
OUTsurance Group Ltd	592,332	1,986,387
Sanlam Ltd	1,257,392	5,481,938
		13,309,606
TOTAL FINANCIALS		61,642,758

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	265,250	2,528,998
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Bidvest Group Ltd	237,970	3,246,305
Materials - 0.5%
Chemicals - 0.0%
Sasol Ltd	404,993	1,878,439
Metals & Mining - 0.5%
Anglo American Platinum Ltd	64,998	2,280,360
Gold Fields Ltd	625,991	10,695,502
Harmony Gold Mining Co Ltd	399,681	4,547,392
Impala Platinum Holdings Ltd (b)	632,775	3,473,091
Kumba Iron Ore Ltd	45,229	939,424
Sibanye Stillwater Ltd (b)	1,981,121	1,909,173
		23,844,942
TOTAL MATERIALS		25,723,381

TOTAL SOUTH AFRICA		148,430,795
TAIWAN - 18.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.2%
Chunghwa Telecom Co Ltd	2,656,129	10,072,510
Entertainment - 0.1%
International Games System Co Ltd	168,000	4,766,725
Wireless Telecommunication Services - 0.1%
Far EasTone Telecommunications Co Ltd	1,235,348	3,289,604
Taiwan Mobile Co Ltd	1,275,000	4,250,938
		7,540,542
TOTAL COMMUNICATION SERVICES		22,379,777

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	1,247,000	1,862,992
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	123,000	1,603,513
Specialty Retail - 0.1%
Hotai Motor Co Ltd	213,960	3,897,092
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	134,129	2,122,187
Feng TAY Enterprise Co Ltd	345,596	1,364,717
Pou Chen Corp	1,545,391	1,702,051
		5,188,955
TOTAL CONSUMER DISCRETIONARY		12,552,552

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
President Chain Store Corp	400,000	3,134,614
Food Products - 0.1%
Uni-President Enterprises Corp	3,376,332	7,961,224
TOTAL CONSUMER STAPLES		11,095,838

Financials - 2.1%
Banks - 1.2%
Chang Hwa Commercial Bank Ltd	4,300,656	2,358,454
CTBC Financial Holding Co Ltd	11,659,778	13,782,658
E.Sun Financial Holding Co Ltd	10,063,351	8,428,079
First Financial Holding Co Ltd	7,844,273	6,573,693
Hua Nan Financial Holdings Co Ltd	6,196,232	5,234,677
Mega Financial Holding Co Ltd	8,294,628	9,686,858
Shanghai Commercial & Savings Bank Ltd/The	2,719,439	3,468,892
SinoPac Financial Holdings Co Ltd	7,538,251	5,152,910
Taishin Financial Holding Co Ltd	8,164,252	4,303,738
Taiwan Business Bank	4,804,207	2,179,474
Taiwan Cooperative Financial Holding Co Ltd	7,445,710	5,482,378
		66,651,811
Financial Services - 0.2%
Chailease Holding Co Ltd	1,050,142	3,638,983
Yuanta Financial Holding Co Ltd	7,239,049	7,560,799
		11,199,782
Insurance - 0.7%
Cathay Financial Holding Co Ltd	6,664,834	13,345,406
Fubon Financial Holding Co Ltd	5,732,135	15,945,934
KGI Financial Holding Co Ltd	11,159,624	5,793,379
Shin Kong Financial Holding Co Ltd (b)	10,195,533	3,770,452
		38,855,171
TOTAL FINANCIALS		116,706,764

Health Care - 0.1%
Biotechnology - 0.1%
PharmaEssentia Corp (b)	167,000	3,451,177
Industrials - 0.4%
Electrical Equipment - 0.1%
Fortune Electric Co Ltd	100,100	1,681,693
Voltronic Power Technology Corp	46,000	2,578,417
Walsin Lihwa Corp	1,976,779	1,460,647
		5,720,757
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	2,059,000	1,936,857
Marine Transportation - 0.2%
Evergreen Marine Corp Taiwan Ltd	723,494	4,456,743
Wan Hai Lines Ltd	491,415	1,118,855
Yang Ming Marine Transport Corp	1,222,000	2,490,127
		8,065,725
Passenger Airlines - 0.1%
China Airlines Ltd	2,031,000	1,584,936
Eva Airways Corp	1,887,000	2,701,915
		4,286,851
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	1,367,000	1,127,763
TOTAL INDUSTRIALS		21,137,953

Information Technology - 15.1%
Communications Equipment - 0.1%
Accton Technology Corp	353,000	8,050,119
Electronic Equipment, Instruments & Components - 1.7%
AUO Corp	4,573,800	1,957,252
Delta Electronics Inc	1,361,717	17,620,748
E Ink Holdings Inc	600,000	5,001,370
Hon Hai Precision Industry Co Ltd	8,724,465	46,263,877
Innolux Corp	5,306,885	2,232,494
Largan Precision Co Ltd	70,451	5,781,614
Synnex Technology International Corp	874,700	1,867,035
Unimicron Technology Corp	960,000	3,975,399
Wpg Holding Co Ltd	1,114,880	2,364,715
Yageo Corp	284,378	4,583,537
Zhen Ding Technology Holding Ltd	468,000	1,664,753
		93,312,794
Semiconductors & Semiconductor Equipment - 12.1%
Alchip Technologies Ltd	56,000	5,173,703
ASE Technology Holding Co Ltd	2,310,592	11,910,358
eMemory Technology Inc	44,000	4,312,801
Global Unichip Corp	61,000	2,402,000
Globalwafers Co Ltd	184,000	1,883,166
Jentech Precision Industrial Co Ltd	59,000	2,424,915
MediaTek Inc	1,063,615	45,744,053
Nanya Technology Corp (b)	865,000	772,366
Novatek Microelectronics Corp	404,000	6,305,065
Realtek Semiconductor Corp	340,000	5,561,445
Taiwan Semiconductor Manufacturing Co Ltd	17,226,740	570,941,017
United Microelectronics Corp	7,882,000	9,332,105
Vanguard International Semiconductor Corp	723,704	2,059,991
		668,822,985
Technology Hardware, Storage & Peripherals - 1.2%
Acer Inc	2,025,000	2,258,773
Advantech Co Ltd	331,946	3,774,068
Asia Vital Components Co Ltd	228,000	3,812,325
Asustek Computer Inc	493,502	8,920,957
Catcher Technology Co Ltd	428,095	2,553,310
Compal Electronics Inc	2,927,000	3,206,002
Gigabyte Technology Co Ltd	375,000	2,815,791
Inventec Corp	1,882,000	2,755,128
Lite-On Technology Corp	1,477,044	4,800,624
Micro-Star International Co Ltd	502,000	2,728,653
Pegatron Corp	1,396,000	4,033,730
Quanta Computer Inc	1,891,000	14,888,607
Wistron Corp	1,925,000	6,273,950
Wiwynn Corp	77,629	5,082,168
		67,904,086
TOTAL INFORMATION TECHNOLOGY		838,089,984

Materials - 0.4%
Chemicals - 0.2%
Formosa Chemicals & Fibre Corp	2,462,149	2,082,647
Formosa Plastics Corp	2,673,085	2,916,359
Nan Ya Plastics Corp	3,607,358	3,502,427
		8,501,433
Construction Materials - 0.1%
Asia Cement Corp	1,610,000	1,990,644
TCC Group Holdings Co Ltd	4,748,354	4,557,856
		6,548,500
Metals & Mining - 0.1%
China Steel Corp	8,257,289	5,018,489
TOTAL MATERIALS		20,068,422

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	1,092,296	1,383,492
TOTAL TAIWAN		1,046,865,959
THAILAND - 1.3%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
True Corp PCL (b)	2,189,832	755,342
True Corp PCL depository receipt (b)	5,021,598	1,732,107
		2,487,449
Wireless Telecommunication Services - 0.2%
Advanced Info Service PCL depository receipt	832,000	6,972,269
Intouch Holdings PCL depository receipt	673,700	1,934,788
		8,907,057
TOTAL COMMUNICATION SERVICES		11,394,506

Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Central Retail Corp Pcl depository receipt	1,266,600	1,238,085
Robinson Pcl (f)	55,100	0
		1,238,085
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL depository receipt	2,379,900	1,683,796
Specialty Retail - 0.1%
Home Product Center PCL depository receipt	4,093,600	1,054,095
PTT Oil & Retail Business PCL depository receipt	2,080,500	711,703
		1,765,798
TOTAL CONSUMER DISCRETIONARY		4,687,679

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
CP ALL PCL depository receipt	4,083,400	6,266,910
CP AXTRA PCL	200,800	158,144
CP AXTRA PCL depository receipt	1,299,994	1,023,834
		7,448,888
Food Products - 0.0%
Charoen Pokphand Foods PCL depository receipt	2,645,800	1,718,650
TOTAL CONSUMER STAPLES		9,167,538

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL depository receipt	972,600	3,650,354
PTT PCL depository receipt	6,991,100	6,502,200
Thai Oil PCL depository receipt	861,621	660,478
		10,813,032
Financials - 0.1%
Banks - 0.1%
Kasikornbank PCL depository receipt	414,400	1,964,046
Krung Thai Bank PCL	342,100	231,303
Krung Thai Bank PCL depository receipt	2,102,500	1,421,560
SCB X PCL	250,600	925,699
SCB X PCL depository receipt	338,000	1,248,548
TMBThanachart Bank PCL depository receipt	17,068,100	997,949
		6,789,105
Consumer Finance - 0.0%
Krungthai Card PCL depository receipt	626,200	937,290
TOTAL FINANCIALS		7,726,395

Health Care - 0.1%
Health Care Providers & Services - 0.1%
Bangkok Dusit Medical Services PCL	18,200	12,635
Bangkok Dusit Medical Services PCL depository receipt	7,765,300	5,391,064
Bumrungrad Hospital Pcl depository receipt	417,500	2,216,741
		7,620,440
Industrials - 0.1%
Transportation Infrastructure - 0.1%
Airports of Thailand PCL depository receipt	2,995,300	4,879,621
Bangkok Expressway & Metro PCL depository receipt	4,824,500	960,924
		5,840,545
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Delta Electronics Thailand PCL depository receipt	2,180,600	8,067,211
Materials - 0.1%
Chemicals - 0.0%
PTT Global Chemical PCL depository receipt	1,563,400	989,719
Construction Materials - 0.1%
Siam Cement PCL/The depository receipt	545,700	2,477,273
TOTAL MATERIALS		3,466,992

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	307,700	480,424
Central Pattana PCL depository receipt	1,105,400	1,725,903
		2,206,327
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Gulf Energy Development PCL depository receipt	2,051,600	3,488,162
TOTAL THAILAND		74,478,827
TURKEY - 0.6%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	846,441	2,552,647
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	49,045	1,271,782
Consumer Staples - 0.1%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	143,054	644,128
Coca-Cola Icecek AS	579,933	923,000
		1,567,128
Consumer Staples Distribution & Retail - 0.1%
BIM Birlesik Magazalar AS	318,517	4,887,240
TOTAL CONSUMER STAPLES		6,454,368

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	674,266	2,656,038
Financials - 0.3%
Banks - 0.3%
Akbank TAS	2,182,368	3,948,266
Haci Omer Sabanci Holding AS	734,989	2,048,400
Turkiye Is Bankasi AS Class C	6,116,571	2,416,238
Yapi ve Kredi Bankasi AS	2,363,728	2,025,755
		10,438,659
Industrials - 0.2%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	956,940	2,367,972
Industrial Conglomerates - 0.1%
KOC Holding AS	532,157	2,520,843
Turkiye Sise ve Cam Fabrikalari AS	966,989	1,025,657
		3,546,500
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	157,363	1,029,470
Turk Hava Yollari AO (b)	385,873	3,412,496
		4,441,966
TOTAL INDUSTRIALS		10,356,438

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	7,592,912	775,279
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	1,965,154	1,230,234
TOTAL MATERIALS		2,005,513

TOTAL TURKEY		35,735,445
UNITED ARAB EMIRATES - 1.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Emirates Telecommunications Group Co PJSC	2,432,464	11,324,413
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	2,062,661	1,319,681
Specialty Retail - 0.1%
Abu Dhabi National Oil Co for Distribution PJSC	2,185,810	2,142,338
TOTAL CONSUMER DISCRETIONARY		3,462,019

Energy - 0.1%
Energy Equipment & Services - 0.1%
ADNOC Drilling Co PJSC	2,238,278	3,290,644
Financials - 0.6%
Banks - 0.6%
Abu Dhabi Commercial Bank PJSC	2,047,670	6,678,669
Abu Dhabi Islamic Bank PJSC	1,016,092	4,315,497
Dubai Islamic Bank PJSC	2,024,878	4,244,854
Emirates NBD Bank PJSC	1,324,983	7,521,241
First Abu Dhabi Bank PJSC	3,090,061	12,232,202
		34,992,463
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	2,353,885	1,352,199
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Aldar Properties PJSC	2,694,524	5,611,987
Emaar Properties PJSC	4,635,352	17,036,864
		22,648,851
TOTAL UNITED ARAB EMIRATES		77,070,589
UNITED KINGDOM - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc (South Africa)	350,974	10,568,125
UNITED STATES - 0.1%
Consumer Staples - 0.1%
Food Products - 0.1%
JBS S/A	542,700	3,291,089
Health Care - 0.0%
Biotechnology - 0.0%
Legend Biotech Corp ADR (b)	51,622	1,966,798
TOTAL UNITED STATES		5,257,887
TOTAL COMMON STOCKS (Cost $4,011,010,259)		5,391,043,377

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
COLOMBIA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bancolombia SA	312,228	3,074,016
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Hyundai Motor Co	16,156	1,775,188
Hyundai Motor Co Series 2	25,456	2,887,422
		4,662,610
Consumer Staples - 0.0%
Personal Care Products - 0.0%
LG H&H Co Ltd	247	21,947
Information Technology - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co Ltd	575,523	16,838,338
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	6,554	621,793
TOTAL KOREA (SOUTH)		22,144,688
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	3,570,022	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $24,495,407)		25,218,704

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (h) (Cost $5,057,190)	4.46	5,069,000	5,058,830

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.37	115,398,745	115,421,825
Fidelity Securities Lending Cash Central Fund (i)(j)	4.37	38,032,301	38,036,103
TOTAL MONEY MARKET FUNDS (Cost $153,457,928)			153,457,928

TOTAL INVESTMENT IN SECURITIES - 100.7% (Cost $4,194,020,784)	5,574,778,839
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(39,921,401)
NET ASSETS - 100.0%	5,534,857,438

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	2,218	Mar 2025	120,925,360	(466,655)	(466,655)

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $308,320,579 or 5.6% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $293,774,628 or 5.3% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Level 3 security
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,925,909.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	767	538,099,330	422,678,272	1,490,833	-	-	115,421,825	115,398,745	0.2%
Fidelity Securities Lending Cash Central Fund	43,542,081	53,573,977	59,079,955	99,602	-	-	38,036,103	38,032,301	0.2%
Total	43,542,848	591,673,307	481,758,227	1,590,435	-	-	153,457,928	153,431,046

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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